Costa Concordia	12 Months Ended
Nov. 30, 2012
Costa Concordia

NOTE 7 – Costa Concordia

During 2012, we wrote-off the net carrying value of the ship in the amount of €381 million (or $515 million) and received €395 million (or $508 million) of hull and machinery insurance proceeds for the total loss of the ship. As a result, in 2012 we recognized €14 million (or $17 million) of proceeds in excess of the net carrying value of the ship as a reduction of other ship operating expenses. In addition, during 2012 we incurred $28 million for ship incident-related expenses that were not covered by insurance, including a $10 million insurance deductible related to third party personal injury liabilities. These ship incident-related expenses are principally included in other ship operating expenses.

As a result of the ship incident, litigation claims, enforcement actions, regulatory actions and investigations, including, but not limited to, those arising from personal injury, loss of life, loss of or damage to personal property, business interruption losses or environmental damage to any affected coastal waters and the surrounding areas, have been and may be asserted or brought against various parties, including us. The existing assertions are in their initial stages and there are significant jurisdictional uncertainties. The ultimate outcome of these matters cannot be determined at this time. However, we do not expect these matters to have a significant impact on our results of operations because we have insurance coverage for these types of third-party claims.

Since the ship incident, we have separately presented short-term insurance recoverables and short-term claims reserve in our Consolidated Balance Sheets. At November 30, 2012, substantially all of our aggregated short-term and long-term insurance recoverables relate to crew, guest and other third party claims for the ship incident. At November 30, 2012, primarily all of our aggregated short-term and long-term claims reserves also relate to the ship incident. At November 30, 2012 and 2011, our long-term insurance recoverables and long-term claims reserve are included in other assets and other long-term liabilities, respectively, and are not material.